ANNUAL REPORT

Investors
Municipal
Cash Fund

March 31, 2003

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Dear Shareholder:

Thank you for investing in Investors Municipal Cash Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's annual report for its most recent fiscal year ended March 31, 2003. The fund series includes:

• Tax-Exempt New York Money Market Fund

• Investors Pennsylvania Municipal Cash Fund

• Investors Florida Municipal Cash Fund

• Investors New Jersey Municipal Cash Fund

• Investors Michigan Municipal Cash Fund

For the 12-month period ended March 31, 2003, the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review

For the past 18 months the US economy has experienced a series of small shocks. First was September 11, 2001. Next, a series of corporate scandals - including those involving Enron and WorldCom - were brought to light. Then the buildup to the Iraqi war began last September, when President Bush gave a speech at the United Nations challenging the world body to rid Iraq of weapons of mass destruction. In light of continued economic weakness, the Federal Reserve Board, at its November 6, 2002, Open Market Committee meeting, lowered the federal funds rate 50 basis points to 1.25%. With this action, the Fed clearly indicated that it wanted to jump-start the US economy. We are approaching the time when the effects should show up in improved economic statistics, but we believe the ongoing war and rebuilding effort in Iraq are masking those effects.

With the buildup to the war in Iraq, money market yields gradually declined during the period, and the money market yield curve flattened. In addition, cities and states across the country experienced declining revenues and higher expenditures. Our strategy, in light of states' and municipalities' financial difficulties, has been to move away from purchasing municipal credits on their own, and to seek credits that are enhanced by third-party guarantors such as banks and insurance companies. This strategy should help to insulate the fund from credit problems. We are also purchasing securities of state agencies that provide essential services, expecting those agencies to be adequately funded and the creditworthiness of this debt to be sustained. In addition, we have been working to align each

Fund Results
As of March 31, 2003

Fund	7-Day Current Yield	Equivalent Taxable Yield
Tax-Exempt New York Money Market Fund	.58%	1.01%
Investors Pennsylvania Municipal Cash Fund	.24%*	.40%
Investors Florida Municipal Cash Fund	.17%*	.28%
Investors New Jersey Municipal Cash Fund	.10%	.17%
Investors Michigan Municipal Cash Fund	.36%	.61%

Past performance is no guarantee of future results.
* Performance reflects a partial fee waiver which improved results during this period. Otherwise, the 7-day average yields of the Investors Pennsylvania Municipal Cash Fund and Investors Florida Municipal Cash Fund would have been -.24%, and .05%, respectively, as of March 31, 2003.

fund's portfolio more closely with its benchmark. This means that the portfolios would generally have 65-70% exposure to variable rate securities and 30-35% exposure to fixed-rate securities. We will continue to rebalance each fund's portfolio based on cash flows, asset growth and supply and demand.

At the close of the period, the average maturities for each fund were as follows: 24 days for Tax-Exempt New York Money Market Fund, 52 days for Investors Pennsylvania Municipal Cash Fund, 24 days for Investors Florida Municipal Cash Fund, 27 days for Investors New Jersey Municipal Cash Fund and 11 days for Investors Michigan Municipal Cash Fund. We continue to manage each fund's portfolio conservatively, maintaining high quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any one issuer.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Steven H. Boyd
Vice President and Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of each fund. These professionals have a broad range of experience managing money market funds.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York income tax rate of 42.81%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and a combined Federal and State marginal income tax rate of 40.32%, 42.51% and 41.18%, respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 38.60% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of March 31, 2003

Tax-Exempt New York Money Market Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New York 100.0%
Albany, Industrial Development Agency, Civic Facilities Revenue, University of Albany Foundation, Series A, 1.1%*, 11/1/2032 (b) (c)	300,000	300,000
Albany, Industrial Development Agency, Davies Office Refurbishing, AMT, 1.2%*, 2/1/2017 (b)	430,000	430,000
Buffalo, Revenue Anticipation Notes, 2.5%, 6/27/2003 (b) (c)	900,000	902,070
Connetquot Central School District, Tax Anticipation Notes, 2.375%, 6/27/2003 (b)	1,000,000	1,001,935
Hempstead, Industrial Development Agency, Trigen-Nassau Energy, AMT, 1.2%*, 9/15/2015 (b)	1,300,000	1,300,000
Long Island, Power Authority, Electric System Revenue, 1.17%*, 12/1/2022 (b) (c)	500,000	500,000
Long Island, Power Authority, Electric System Revenue, Series 1B, 1.2%*, 5/1/2033 (b)	300,000	300,000
Long Island, Power Authority, Electric System Revenue, Series 3A, 1.15%*, 5/1/2033 (b)	400,000	400,000
Nassau County, General Improvement, Series A, 4.5%, 5/1/2003 (b) (c)	100,000	100,255
New York and New Jersey, Port Authority, Consolidated Notes, Series UU, 2.0%, 10/15/2003 (b)	500,000	502,611
New York and New Jersey, Port Authority, Special Obligation Revenue, 1.2%*, 6/1/2011 (b) (c)	800,000	800,000
New York City, Cultural Reserve Revenue, Asia Society, 1.1%*, 4/1/2030 (b)	100,000	100,000
New York City, General Obligation, 1.25%*, 8/1/2008 (c)	2,400,000	2,400,000
New York City, General Obligation, Prerefunded, Series B, 5.75%, 8/15/2011	200,000	206,229
New York City, General Obligation, Series B, 1.2%*, 10/1/2020 (b) (c)	515,000	515,000
New York City, Housing Development Corp., Multi-Family Revenue, Nelson Avenue Apartments, Series A, 1.15%*, 10/1/2035 (b)	1,800,000	1,800,000
New York City, Ida Peninsula Hospital, 1.2%*, 12/1/2013	1,000,000	1,000,000
New York City, Municipal Securities Trust, Series SG 109, 1.17%*, 6/1/2027	1,000,000	1,000,000
New York City, Municipal Water Finance Authority, Series 4, 1.08%, 4/3/2003	1,000,000	1,000,000
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue, Series A, 1.15%*, 6/15/2025 (b) (c)	300,000	300,000
New York City, Revenue Anticipation Notes, 3.75%, 4/11/2003	1,515,000	1,515,978
New York City, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 1.2%*, 11/15/2022 (b)	45,000	45,000
New York City, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 1.15%*, 5/1/2028 (b)	400,000	400,000
New York City, Transitional Finance Authority Revenue, New York City Recovery, Series 3, 1.15%*, 11/1/2022 (b)	900,000	900,000
New York State, Dormitory Authority Revenue, Merlots, Series B09, 1.24%*, 3/15/2023 (b) (c)	2,300,000	2,300,000
New York State, Dormitory Authority Revenue, Cornell University, Series B, 1.1%*, 7/1/2030 (b)	1,000,000	1,000,000
New York State, Dormitory Authority Revenue, Cornell University, Series B, 1.2%*, 7/1/2025 (b)	600,000	600,000
New York State, Energy Research and Development Authority, Pollution Control Revenue, Electric and Gas Co., Series C, 1.15%*, 6/1/2029 (b)	1,000,000	1,000,000
New York State, Energy Research and Development Authority, Pollution Control Revenue, Electric and Gas Co., Series D, 1.15%*, 10/1/2029 (b)	700,000	700,000
New York State, Energy Research and Development Authority, Pollution Control Revenue, Niagara Mohawk Power Corp., Series A, 1.2%*, 3/1/2027 (b)	2,000,000	2,000,000
New York State, Energy Research and Development Authority, Pollution Control Revenue, Niagara Mohawk Power Corp., Series A, 1.3%*, 7/1/2015 (b) (c)	500,000	500,000
New York State, General Obligation, 1.0%, 4/7/2003	1,000,000	1,000,000
New York State, General Obligation, Series B, 1.5%, 3/15/2030 (b)	1,180,000	1,180,000
New York State, Housing Finance Agency Revenue, East 39th St., Housing Series A, AMT, 1.15%*, 11/15/2031 (b) (c)	2,200,000	2,200,000
New York State, Housing Finance Agency Revenue, Series A, 1.15%*, 5/1/2029 (b) (c)	500,000	500,000
New York State, Housing Finance Agency Revenue, Series D, 1.125%*, 3/15/2026 (b)	1,000,000	1,000,000
New York State, Housing Finance Agency Revenue, Talleyrand Crescent, AMT, 1.15%*, 5/15/2028 (b) (c)	1,000,000	1,000,000
New York State, Local Assistance Corp., Series A, 1.1%*, 4/1/2022 (b)	1,000,000	1,000,000
New York State, Metropolitan Transportation Authority, 1.05%, 8/11/2003	1,000,000	1,000,000
New York State, Metropolitan Transportation Authority, 1.1%, 4/4/2003	600,000	600,000
New York State, Metropolitan Transportation Authority, 1.15%, 6/12/2003	1,500,000	1,500,000
New York State, Thruway Authority, 1.05%, 6/12/2003	1,000,000	1,000,000
New York State, Thruway Authority, General Revenue, Bond Anticipation Notes, Series A, 1.125%, 3/25/2004	400,000	400,097
New York, Metropolitan Transportation Authority, 1.18%*, 5/15/2010 (b) (c)	500,000	500,000
New York, Metropolitan Transportation Authority, Commuter Facilities Revenue, Service Contract, Series R, ETM, 5.0%, 7/1/2003	1,490,000	1,504,071
Newburgh School District, General Obligation, 2.25%, 6/15/2003 (b) (c)	390,000	390,659
Niagara County, Industrial Development Agency, Civic Facilities Revenue, NYCARC, Inc., Opportunities Unlimited, Series A, 1.25%*, 9/1/2021 (b)	1,210,000	1,210,000
Oneida Indian Nation, Revenue Bonds, 1.1%*, 10/1/2032 (b)	1,000,000	1,000,000
Otsego County, Industrial Development Agency, Civic Facilities Revenue, Noonan Community Service Corp. Project, Series A, 1.15%*, 3/1/2025 (b)	930,000	930,000
Riverhead, Public Improvement, 3.75%, 6/1/2003 (b) (c)	500,000	502,174
Schoharie County, Industrial Development Agency, Civic Facilities Revenue, Bassett Hospital Project, Series A, 1.25%*, 2/1/2021 (b)	725,000	725,000
St. Lawrence County, Industrial Development Agency, Environmental Improvement Revenue, Reynolds Metals Company Project, AMT, 1.21%*, 5/1/2025 (b)	300,000	300,000
Triborough Bridge and Tunnel Authority, Series B 13, 1.23%*, 11/15/2021 (b) (c)	1,800,000	1,800,000
Triborough Bridge and Tunnel Authority, Series R 2013, 1.18%*, 11/15/2021 (b) (c)	2,085,000	2,085,000
Total Municipal Investments (Cost $49,146,079)		49,146,079

Tax-Exempt New York Money Market Fund	Shares	Value ($)

Money Market Fund 0.0%
BlackRock Provident Institutional New York Money Fund Portfolio, 1.03% (Cost $5,265)	5,265	5,265
Total Investment Portfolio - 100.0% (Cost $49,151,344) (a)		49,151,344

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2003.
(a) The cost for federal income tax purposes was $49,151,344.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2003

Investors Pennsylvania Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Pennsylvania 84.2%
North Allegheny School District, 5.0%, 5/1/2003 (c)	95,000	95,273
Allegheny County, Hospital Development Authority Revenue, Health Center, Presbyterian, Series A, 1.2%*, 3/1/2020 (c)	200,000	200,000
Centre County, 2.5%, 7/1/2003 (c)	190,000	190,578
Cumberland County, Municpal Authority, Retirement Community Revenue, Wesley Affiliated Services, Series C, 1.15%*, 1/1/2037 (b) (c)	300,000	300,000
Delaware County, Industrial Development Authority, 1.2%*, 10/1/2019	200,000	200,000
Delaware Valley, Regional Finance Authority, 1.15%*, 8/1/2016 (b)	400,000	400,000
Economic Development Authority, Amtrak Project, Series B, AMT, 1.2%*, 11/1/2041 (b)	250,000	250,000
Economic Development Authority, Reliant Energy Seward LLC Project, Series B, AMT, 1.25%*, 12/1/2036 (b)	300,000	300,000
Pennsylvania, 5.385%, 11/15/2003 (c)	490,000	502,346
Higher Education Facilities Authority, University of Pennsylvania Health Services, Series B, 1.2%*, 1/1/2026 (b)	140,000	140,000
Higher Education Facilities Authority, College and University Revenue, Carnegie Mellon University, 6.0%, 11/1/2003	300,000	308,585
Higher Education Facilities Authority, AMT, 1.25%*, 3/1/2027 (b)	200,000	200,000
Manheim Township School District, 1.15%*, 6/1/2016 (b) (c)	400,000	400,000
Montgomery County, Housing Development Authority, Multi-Family Revenue, Series A, 1.1%*, 8/15/2031	200,000	200,000
Philadelphia, PA, Industrial Development Authority, Fox Chase Cancer Center Project, 1.2%*, 7/1/2025 (b)	100,000	100,000
Reading, PA, 5.4%, 11/15/2003 (c)	420,000	430,435
Somerset County, Industrial Development Authority, 1.29%*, 3/2/2015	50,000	50,000
Pennsylvania, Series A15, 1.26%*, 1/1/2017 (b) (c)	300,000	300,000
Washington County, Higher Education Pooled Equipment Lease, 1.25%*, 11/1/2005 (b)	265,000	265,000
East Hempfield Township, Individual Development Authority Revenue, Menomite Home Project, 1.2%*, 6/1/2025 (b)	300,000	300,000
Philadelphia, PA, Water and Wastewater Revenue, 5.5%, 6/15/2003 (c)	200,000	201,755
California 4.7%
Los Angeles, CA, Airport Revenue, Regional Airport Improvement Corp., Lease Revenue, 1.19%*, 12/1/2025 (b)	100,000	100,000
Los Angeles, CA, Regional Airport Improvement Corp., Los Angeles International Airport, AMT, 1.22%*, 12/1/2025 (b)	200,000	200,000
District Of Columbia 3.2%
District of Columbia Multimodal Medlantic, Series C, 1.2%*, 8/15/2038 (b) (c)	200,000	200,000
Oklahoma 4.7%
Tulsa County, Industrial Authority Revenue, First Mortgage Montercau, Series A, 1.15%*, 7/1/2032 (b)	300,000	300,000
Utah 3.2%
Salt Lake County, Pollution Control Revenue, Service Station Holdings Project, 1.15%*, 2/1/2008	200,000	200,000
Total Investment Portfolio - 100.0% (Cost $6,333,972) (a)		6,333,972

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2003.
(a) Cost for federal income tax purposes was $6,333,972.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2003

Investors Florida Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Florida 98.9%
Broward County, Housing Finance Authority, Multifamily Housing Revenue, 1.21%*, 9/1/2026 (c)	900,000	900,000
Broward County, Industrial Development Revenue, Superior Fabrics Inc. Project, AMT, 1.45%*, 8/2/2026	580,000	580,000
Citrus Park Community Development District, Florida Capital Improvement Project, 1.17%*, 11/1/2016 (b)	180,000	180,000
Dade County, Industrial Development Authority, Dolphins Stadium Project, Series D, 1.15%*, 1/1/2016 (b)	330,000	330,000
Dade County, Industrial Development Authority, Spectrum Programs Inc. Project, 1.2%*, 9/2/2016 (b)	150,000	150,000
Escambia County Sales Tax Revenue, 1.21%*, 4/1/2011 (b) (c)	300,000	300,000
Florida Housing Finance Agency, Multifamily Housing, Banyon Lakes, 1.17%*, 12/1/2025	1,675,000	1,675,000
Florida Municipal Power Agency, 1.0%, 4/8/2003	1,100,000	1,100,000
Florida Board of Education, Public Education, Series C, 6.0%, 5/1/2003	100,000	100,390
Gainesville Utilities Systems Revenue, 1.05%, 6/2/2003	400,000	400,000
Gainesville Utilities Systems Revenue, 1.08%, 4/7/2003	1,000,000	1,000,000
Highlands County, Health Facilities Authority Revenue, Adventist Health, Series A, 1.15%*, 11/15/2032 (b)	700,000	700,000
Hillsborough County, Industrial Development Authority, Industrial Development Revenue, Seaboard Tampa, AMT, 1.3%*, 12/1/2016 (b)	500,000	500,000
Indian River County, District Hospital Revenue, 1.3%*, 10/1/2015 (b)	745,000	745,000
Jacksonville, FL, Electric Authority Revenue, Electric System, Series F, 1.2%*, 10/1/2030 (b)	200,000	200,000
Jacksonville, FL, Electric Revenue, 1.08%, 5/7/2003	500,000	500,000
Jacksonville, FL, Electric Revenue, 1.1%, 5/7/2003	1,000,000	1,000,000
Jacksonville, FL, Industrial Development, Airport Hotel Project, 1.13%*, 7/1/2013 (b)	800,000	800,000
Lee County, Industrial Development Authority, Healthcare Facilities Revenue, Cypress Cove Healthpark, Series B, 1.2%*, 10/1/2007 (b)	1,400,000	1,400,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.2%*, 11/1/2028 (b)	1,000,000	1,000,000
Orange County, Housing Finance Authority Revenue, Multifamily Housing, Smokewood, 1.15%*, 12/1/2029	550,000	550,000
Orlando, FL, Capital Improvements Revenue, Series A, 1.1%, 8/14/2003	700,000	700,000
Orlando, FL, Capital Improvements Revenue, Series A, 1.1%, 9/10/2003	600,000	600,000
Orlando, FL, Community Redevelopment Agency, Tax Increment Revenue, Drive Universal Blvd., 3.0%, 4/1/2003 (c)	280,000	280,000
Palm Beach County, Health Facilities Authority, Health Facilities Revenue, Bethesda Healthcare System Project, 1.2%*, 12/1/2031 (b)	200,000	200,000
Sarasota County, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 1.2%*, 12/1/2023 (b)	700,000	700,000
Department of Environmental Protection, Preservation Revenue, Series A, 5.25%, 7/1/2003	1,050,000	1,060,438
California 1.1%
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corp. Lease Revenue, 1.19%*, 12/1/2025 (b)	200,000	200,000
Total Investment Portfolio - 100.0% (Cost $17,850,828) (a)		17,850,828

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2003.
(a) The cost for federal income tax purposes was $17,850,828.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2003

Investors New Jersey Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New Jersey 76.4%
Atlantic County, 1.1%*, 7/1/2026 (b)	800,000	800,000
Morris County, 5.13%, 11/15/2003	200,000	204,478
New Jersey, Economic Development Authority Revenue, Columbia University Project, 1.15%*, 7/1/2028	500,000	500,000
New Jersey, Economic Development Authority, Economic Development Revenue, Airis Newark LLC Project, AMT, 1.15%*, 1/1/2019 (b)	900,000	900,000
New Jersey, Economic Development Authority, Economic Development Revenue, Foreign Trade Zone Project, 1.15%*, 12/1/2007 (b)	1,000,000	1,000,000
New Jersey, Economic Development Authority, Special Facilities Revenue, Newark Container LLC, 1.25%*, 7/1/2030 (b) (c)	1,800,000	1,800,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Marina Energy LLC, Series A, 1.15%*, 9/1/2031 (b)	1,000,000	1,000,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Thermal Energy Ltd., AMT, 1.15%*, 12/1/2031 (b)	800,000	800,000
New Jersey, Economic Development Authority, Water Facilities Revenue, 1.15%*, 11/1/2026 (b) (c)	800,000	800,000
New Jersey, Education Development Authority, AMT, 1.0%, 6/12/2003	1,000,000	1,000,000
New Jersey, Education Facilities, Princeton University, Series A, 1.0%, 6/9/2003	1,200,000	1,200,000
New Jersey, Health Facilities Financing Authority Revenue, Dover General Hospital & Medical Center, 7.0%, 7/1/2003	1,015,000	1,029,920
New Jersey, Health Facilities Financing Authority Revenue, Hospital Cap Asset Financing, Series B, 1.1%*, 7/1/2035 (b)	600,000	600,000
New Jersey, Health Facilities Financing Authority Revenue, Hospital Cap Asset Financing, Series D, 1.1%*, 7/1/2035 (b)	1,400,000	1,400,000
New Jersey, Turnpike Authority Revenue, Series A10, 1.19%*, 1/1/2016 (b) (c)	1,000,000	1,000,000
New Jersey, Turnpike Authority Revenue , Series D, 1.1%*, 1/1/2018 (b) (c)	200,000	200,000
New Jersey, Tax & Revenue Anticipation Notes, 3.0%, 6/12/2003	3,000,000	3,010,242
New Jersey, Transit Corp. Certificates, 1.15%*, 9/15/2015 (c)	1,000,000	1,000,000
New Jersey, Transit Corp., Capital Grant Anticipation Notes, Series A, 5.5%, 9/1/2003	1,000,000	1,018,150
Salem County, Industrial Pollution Control Financing Authority, 1.1%*, 3/1/2012	2,300,000	2,300,000
Salem County, Industrial Pollution Control Revenue, Series A, 1.05%, 4/2/2003	1,300,000	1,300,000
California 0.7%
Los Angeles, CA, Airport Revenue, Regional Airport Improvement Corp., Lease Revenue, 1.19%*, 12/1/2025 (b)	200,000	200,000
District of Columbia 6.0%
District of Columbia, General Funding Recovery, Series B-2, 1.2%*, 6/1/2003 (b)	400,000	400,000
District of Columbia, Multimodal Medlantic, Series C, 1.2%*, 8/15/2038 (b) (c)	1,400,000	1,400,000
Guam 2.0%
Guam Power Authority, 1.0%, 4/7/2003	600,000	600,000
Louisiana 2.5%
Louisiana Offshore Terminal Authority Deep Water Port Revenue, Loop Inc., 1st Stage, 1.15%*, 9/1/2006 (b)	750,000	750,000
New York 3.4%
Port Authority of New York and New Jersey, Consolidation Notes, Series UU, 2.0%, 10/15/2003	300,000	301,567
Port Authority of New York and New Jersey, Obligation Revenue, 1.2%*, 6/1/2011 (b) (c)	700,000	700,000
Oklahoma 5.7%
Tulsa County, Industrial Authority Revenue, First Mortgage Montercau, Series A, 1.15%*, 7/1/2032 (b)	1,700,000	1,700,000
Pennsylvania 3.3%
Delaware River Port Authority of Pennsylvania and New Jersey Revenue, 1.19%*, 1/1/2026 (b)	1,000,000	1,000,000
Total Investment Portfolio - 100.0% (Cost $29,914,357) (a)		29,914,357

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2003.
(a) Cost for federal income tax purposes was $29,914,357.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2003

Investors Michigan Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Michigan 69.8%
ABN AMRO Munitops Certificates, 1.29%*, 1/1/2011 (b) (c)	400,000	400,000
Detroit, MI, Water Supply System, Series C, 1.1%*, 7/1/2029 (b) (c)	50,000	50,000
Farmington Hills Economic Development Corp., Limited Obligation Revenue, 1.15%*, 11/1/2010 (b)	250,000	250,000
Fremont Hospital Finance Authority, 1.16%*, 8/1/2024 (b)	50,000	50,000
Garden City Hospital Revenue, Series A, 1.17%*, 9/1/2026 (b)	30,000	30,000
Grand Valley Michigan University Revenue, Series B, 1.14%*, 6/1/2027 (c)	275,000	275,000
Green Lake Township Economic Development Corp., 1.15%*, 6/1/2027 (b)	100,000	100,000
Jackson County, Economic Development Corp., 1.2%*, 12/1/2020	85,000	85,000
Michigan Hospital Finance Authority, Covenant Retirement, Series A, 1.15%*, 12/1/2029 (b)	30,000	30,000
Michigan Hospital Finance Authority, Equipment Loan Program, Series A, 1.24%*, 12/1/2023	100,000	100,000
Michigan Hospital Finance Authority, Mt. Clemens General Hospital, 1.2%*, 3/1/2015 (b)	100,000	100,000
Michigan Housing Development Authority, Limited Obligation Revenue, Laurel Valley Apartments, 1.25%*, 12/1/2007 (b)	100,000	100,000
Michigan Housing Development Authority, Multifamily Revenue, River Place Apartments, AMT, 1.24%*, 6/1/2018 (b)	100,000	100,000
Michigan Housing Development Authority, Series A, AMT, 1.25%*, 6/1/2020 (b) (c)	100,000	100,000
Michigan Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.35%*, 10/1/2015	250,000	250,000
Michigan Strategic Fund, Limited Obligation Revenue, Detroit Symphony Project, Series B-2, 1.15%*, 6/1/2031 (b)	250,000	250,000
Michigan Strategic Fund, Limited Obligation Revenue, Steel and Building Supply, AMT, 1.25%*, 6/1/2027 (b)	100,000	100,000
Michigan Strategic Fund, Hope Network, Inc. Project, Series A, 1.2%*, 9/1/2023 (b)	120,000	120,000
Michigan Strategic Fund, Republic Services, Inc. Project, AMT, 1.25%*, 8/1/2031 (b)	100,000	100,000
Municipal Securities Trust Certificates, 1.31%*, 4/20/2011	250,000	250,000
Oakland County, Economic Development Corp., Acme Manufacturing Co. Project, AMT, 1.35%*, 11/1/2023 (b)	150,000	150,000
Oakland County, Economic Development Corp., Limited Obligation Revenue, Lyon Gear and Machine Inc. Project, AMT, 1.4%*, 5/1/2012 (b)	350,000	350,000
Oakland County, Economic Development Corp., Rochester College Project, 1.25%*, 8/1/2021 (b)	100,000	100,000
Oakland County, University of Michigan Revenue, 1.2%*, 3/1/2031 (c)	375,000	375,000
State Government School Loan, 1.05%, 6/3/2003	500,000	500,000
Sterling Heights Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 1.4%*, 2/1/2016 (b)	100,000	100,000
University of Michigan, General Revenue, Series A, 1.15%*, 8/15/2030 (b)	400,000	400,000
University of Michigan, General Revenue, Series A-2, 1.15%*, 8/15/2022 (b)	200,000	200,000
University of Michigan, General Revenue Hospital, Series A , 1.15%*, 12/1/2019	500,000	500,000
Wayne Charter County, Airport Revenue, 4.3%, 12/1/2003 (c)	145,000	147,683
Wayne Charter County, Airport Revenue, Series 383, 1.3%*, 12/1/2028 (c)	200,000	200,000
California 8.9%
Los Angeles, CA, Airport Revenue, Regional Airport Improvement Corp., Lease Revenue, 1.19%*, 12/1/2025 (b)	750,000	750,000
District of Columbia 9.4%
District of Columbia, Multimodal Medlantic, Series B, 1.2%*, 6/1/2030 (b) (c)	240,000	240,000
District of Columbia, Multimodal Medlantic, Series C, 1.2%*, 8/15/2038 (b) (c)	350,000	350,000
District of Columbia, General Funding Recovery, Series B-3, 1.2%*, 6/1/2003 (b)	200,000	200,000
Guam 4.7%
Guam Power Authority, 1.0%, 4/7/2003	400,000	400,000
Nevada 1.2%
Clark County, Airport Revenue, Series A, 1.22%*, 7/1/2036 (b) (c)	100,000	100,000
Puerto Rico 2.4%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A, 1.1%*, 7/1/2028 (b) (c)	200,000	200,000
Utah 3.6%
Salt Lake County, Pollution Control Revenue, Service Station Holdings Project, 1.15%*, 2/1/2008	300,000	300,000
Total Investment Portfolio - 100.0% (Cost $8,402,683) (a)		8,402,683

* Varible rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2003.
(a) Cost for federal income tax purposes was $8,402,683.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2003
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 49,151,344	$ 6,333,972	$ 17,850,828	$ 29,914,357	$ 8,402,683
Cash	47,627	9,962	80,872	26,344	9,060
Receivable for investments sold	-	300,000	2,250,000	-	-
Interest receivable	156,364	36,897	43,638	113,249	11,176
Receivable for Fund shares sold	412,735	-	256,094	181,031	13
Due from Advisor	-	-	-	-	13,932
Other assets	1,905	348	726	885	15
Total assets	49,769,975	6,681,179	20,482,158	30,235,866	8,436,879
Liabilities
Dividends payable	2,251	253	288	254	162
Payable for Fund shares redeemed	412,764	-	317,189	180,034	13
Accrued management fee	8,211	1,395	3,801	5,373	1,387
Other accrued expenses and payables	120,664	18,482	37,957	29,494	30,272
Total liabilities	543,890	20,130	359,235	215,155	31,834
Net assets, at value	$ 49,226,085	$ 6,661,049	$ 20,122,923	$ 30,020,711	$ 8,405,045
Net Assets
Net assets consist of: Undistributed net investment income	-	-	-	1,700	13
Accumulated net realized gain (loss)	(968)	-	(62)	-	(7)
Paid-in capital	49,227,053	6,661,049	20,122,985	30,019,011	8,405,039
Net assets, at value	$ 49,226,085	$ 6,661,049	$ 20,122,923	$ 30,020,711	$ 8,405,045
Shares outstanding	49,227,590	6,661,045	20,122,924	30,020,707	8,405,045
Net asset value, offering and redemption price per share (net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2003
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 1,390,275	$ 263,810	$ 551,259	$ 644,649	$ 306,809
Expenses: Management fee	223,879	40,105	86,955	109,557	46,472
Services to shareholders	138,000	49,268	83,457	115,012	41,860
Custodian fees	9,749	4,443	5,755	7,624	4,436
Distribution service fees	508,815	91,148	197,625	248,991	73,932
Auditing	32,876	8,950	14,881	26,701	8,995
Legal	11,980	1,096	7,359	8,505	2,447
Trustees' fees and expenses	15,264	8,941	10,714	12,875	8,574
Reports to shareholders	24,340	14,194	14,913	15,919	9,743
Registration fees	-	11,939	12,237	15,377	11,444
Other	2,230	3,498	4,622	4,135	5,570
Total expenses, before expense reductions	967,133	233,582	438,518	564,696	213,473
Expense reductions	(310)	(51,369)	(45,574)	(71,289)	(37,231)
Total expenses, after expense reductions	966,823	182,213	392,944	493,407	176,242
Net investment income	423,452	81,597	158,315	151,242	130,567
Net gain (loss) on investment transactions	(896)	-	-	-	-
Net increase (decrease) in net assets resulting from operations	$ 422,556	$ 81,597	$ 158,315	$ 151,242	$ 130,567

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New York		Pennsylvania		Florida
Increase (Decrease) in Net Assets	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
	2003	2002	2003	2002	2003	2002
Operations: Net investment income	$ 423,452	$ 2,098,377	$ 81,597	$ 369,589	$ 158,315	$ 773,489
Net realized gain (loss) on investment transactions	(896)	-	-	-	-	-
Net increase (decrease) in net assets resulting from operations	422,556	2,098,377	81,597	369,589	158,315	773,489
Distributions to shareholders from net investment income	(423,452)	(2,098,377)	(79,981)	(371,206)	(158,312)	(773,492)
Fund share transactions: Proceeds from shares sold	403,510,180	622,441,835	91,316,622	166,263,518	188,512,211	347,378,623
Reinvestment of distributions	404,161	2,095,255	78,400	368,616	152,990	762,559
Cost of shares redeemed	(518,595,681)	(636,109,836)	(113,711,565)	(162,175,665)	(226,025,417)	(347,640,201)
Net increase (decrease) in net assets from Fund share transactions	(114,681,340)	(11,572,746)	(22,316,543)	4,456,469	(37,360,216)	500,981
Increase (decrease) in net assets	(114,682,236)	(11,572,746)	(22,314,927)	4,454,852	(37,360,213)	500,978
Net assets at beginning of period	163,908,321	175,481,067	28,975,976	24,521,124	57,483,136	56,982,158
Net assets at end of period	$ 49,226,085	$ 163,908,321	$ 6,661,049	$ 28,975,976	20,122,923	$ 57,483,136
Undistributed net investment income	$ -	$ -	$ -	$ -	$ -	$ -
Other Information
Shares outstanding at beginning of period	163,908,930	175,481,067	28,977,593	24,521,124	57,483,139	56,982,158
Shares sold	403,510,180	622,442,444	91,316,619	166,263,518	188,512,211	347,378,623
Shares issued to shareholders in reinvestment of distributions	404,161	2,095,255	78,400	368,616	152,990	762,559
Shares redeemed	(518,595,681)	(636,109,836)	(113,711,567)	(162,175,665)	(226,025,416)	(347,640,201)
Net increase (decrease) in Fund shares	(114,681,340)	(11,572,137)	(22,316,548)	4,456,469	(37,360,215)	500,981
Shares outstanding at end of period	49,227,590	163,908,930	6,661,045	28,977,593	20,122,924	57,483,139

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New Jersey		Michigan
	Years Ended March 31,		Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002	2003	2002
Operations: Net investment income	$ 151,242	$ 841,221	$ 130,567	$ 499,400
Net increase (decrease) in net assets resulting from operations	151,242	841,221	130,567	499,400
Distributions to shareholders from net investment income	(151,239)	(841,224)	(130,563)	(499,404)
Fund share transactions: Proceeds from shares sold	230,076,716	342,209,566	55,698,725	143,542,765
Reinvestment of distributions	149,262	835,985	127,434	500,301
Cost of shares redeemed	(269,954,942)	(350,341,873)	(83,972,242)	(136,841,741)
Net increase (decrease) in net assets from Fund share transactions	(39,728,964)	(7,296,322)	(28,146,083)	7,201,325
Increase (decrease) in net assets	(39,728,961)	(7,296,325)	(28,146,079)	7,201,321
Net assets at beginning of period	69,749,672	77,045,997	36,551,124	29,349,803
Net assets at end of period	$ 30,020,711	$ 69,749,672	$ 8,405,045	$ 36,551,124
Undistributed net investment income	$ 1,700	$ -	$ 13	$ -
Other Information
Shares outstanding at beginning of period	69,749,675	77,045,997	36,551,128	29,349,803
Shares sold	230,076,712	342,209,566	55,698,725	143,295,018
Shares issued to shareholders in reinvestment of distributions	149,262	835,985	127,434	500,301
Shares redeemed	(269,954,942)	(350,341,873)	(83,972,242)	(136,593,994)
Net increase (decrease) in Fund shares	(39,728,968)	(7,296,322)	(28,146,083)	7,201,325
Shares outstanding at end of period	30,020,707	69,749,675	8,405,045	36,551,128

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.01	.03	.03	.02
Less distributions from net investment income	(.004)	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.42	1.24	3.11	2.59	2.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	164	175	242	184
Ratio of expenses before expense reductions (%)	.95	1.04	1.18[b]	.97	.98
Ratio of expenses after expense reductions (%)	.95	.94	.87[b]	.80	.80
Ratio of net investment income (%)	.41	1.23	3.10	2.58	2.41

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.01	.03	.03	.02
Less distributions from net investment income	(.004)	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.39	1.33	3.15	2.58	2.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	29	25	21	6
Ratio of expenses before expense reductions (%)	1.28	1.09	1.36[c]	1.39	1.12
Ratio of expenses after expense reductions (%)	1.00	.95	.96[c]	.90	.90
Ratio of net investment income (%)	.44	1.27	3.07	2.61	2.40

a Total returns would have been lower had certain expenses not been reduced.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.14% and .86%, respectively.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.28% and .93%, respectively.

Investors Florida Municipal Cash Fund

Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.01	.03	.02	.02
Less distributions from net investment income	(.004)	(.01)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.37	1.36	3.19	2.57	2.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	57	57	37	20
Ratio of expenses before expense reductions (%)	1.11	1.08	1.26[b]	1.13	1.09
Ratio of expenses after expense reductions (%)	.99	.95	.96[b]	.90	.85
Ratio of net investment income (%)	.40	1.34	3.06	2.58	2.36

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.01	.03	.02	.02
Less distributions from net investment income	(.003)	(.01)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.30	1.12	2.89	2.38	2.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	70	77	47	15
Ratio of expenses before expense reductions (%)	1.13	1.00	1.14[c]	1.13	1.12
Ratio of expenses after expense reductions (%)	.99	.95	.95[c]	.90	.90
Ratio of net investment income (%)	.30	1.15	2.80	2.42	2.13

a Total returns would have been lower had certain expenses not been reduced.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.20% and .94%, respectively.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.10% and .94%, respectively.

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2003	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.01	.03	.03	.02
Less distributions from net investment income	(.006)	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.56	1.50	3.36	2.77[c]	2.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	37	29	23	36
Ratio of expenses before expense reductions (%)	1.01	.91	1.16[d]	.91	.87*
Ratio of expenses after expense reductions (%)	.83	.75	.78[d]	.75	.75*
Ratio of net investment income (%)	.62	1.44	3.28	2.65	2.62*

a For the period April 6, 1998 (commencement of operations) to March 31,1999.
b Total returns would have been lower had certain expenses not been reduced.
c Total returns for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from the Advisor. Without this capital contribution, total return would have been lower.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.07% and .75%, respectively.

Notes to Financial Statements

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers five series of shares - Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At March 31, 2003, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital loss Carryforward ($)	Expiration
Tax-Exempt New York Money Market Fund	72	3/31/2009
	896	3/31/2011
Investors Florida Municipal Cash Fund	12	3/31/2009
	50	3/31/2010
Investors Michigan Municipal Cash Fund	7	3/31/2009

Distribution of Income. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Of the dividends paid from net investment income by each Fund for the taxable year ended March 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At March 31, 2003, the Funds' components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Tax-Exempt New York Money Market Fund
Undistributed tax-exempt income	$ 7,070
Undistributed taxable income	$ -
Capital loss carryforwards	$ (968)
Net unrealized appreciation (depreciation) on investments	$ -

Investors Pennsylvania Municipal Cash Fund
Undistributed tax-exempt income	$ 824
Undistributed taxable income	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

Investors Florida Municipal Cash Fund
Undistributed tax-exempt income	$ 1,654
Undistributed taxable income	$ -
Capital loss carryforwards	$ (62)
Net unrealized appreciation (depreciation) on investments	$ -

Investors New Jersey Municipal Cash Fund
Undistributed tax-exempt income	$ 2,781
Undistributed taxable income	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

Investors Michigan Municipal Cash Fund
Undistributed tax-exempt income	$ 1,140
Undistributed taxable income	$ -
Capital loss carryforwards	$ (7)
Net unrealized appreciation (depreciation) on investments	$ -

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended March 31, 2003, the fees pursuant to the Management Agreement were equivalent to an annual effective rate of each Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Effective Rate (%)
Tax-Exempt New York Money Market Fund	223,879.22
Investors Pennsylvania Municipal Cash Fund	40,105.22
Investors Florida Municipal Cash Fund	86,955.22
Investors New Jersey Municipal Cash Fund	109,557.22
Investors Michigan Municipal Cash Fund	46,472.22

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annual expenses of the Funds as follows:

For the period April 1, 2002 to May 1, 2002:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	.95%
Investors Pennsylvania Municipal Cash Fund	.95%
Investors Florida Municipal Cash Fund	.95%
Investors New Jersey Municipal Cash Fund	.95%
Investors Michigan Municipal Cash Fund	.75%

For the period May 2, 2002 to March 31, 2003:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.85%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the the year ended March 31, 2003, SISC received shareholder services fees as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at March 31, 2003 ($)
Tax-Exempt New York Money Market Fund	177,322	-	11,731
Investors Pennsylvania Municipal Cash Fund	44,741	49,268	585
Investors Florida Municipal Cash Fund	79,657	45,355	7,450
Investors New Jersey Municipal Cash Fund	79,429	68,990	8,890
Investors Michigan Municipal Cash Fund	42,588	23,039	2,736

Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Funds.

Distribution Service Agreement. Each Fund has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by SDI, for the year ended March 31, 2003, was as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at March 31, 2003 ($)
Tax-Exempt New York Money Market Fund	508,815	-	18,911
Investors Pennsylvania Municipal Cash Fund	91,148	1,870	1,874
Investors Florida Municipal Cash Fund	197,625	-	9,845
Investors New Jersey Municipal Cash Fund	248,991	-	17,137
Investors Michigan Municipal Cash Fund	73,932	-	3,396

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

2. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended March 31, 2003, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Tax-Exempt New York Money Market Fund	310	-
Investors Pennsylvania Municipal Cash Fund	231	-
Investors Florida Municipal Cash Fund	219	-
Investors New Jersey Municipal Cash Fund	2,299	-
Investors Michigan Municipal Cash Fund	260	-

3. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

4. Redemption in Kind

On October 7, 2002, accounts held through a single broker dealer redeemed out of each Fund. The redemption was primarily paid "in-kind" and represented a percentage of each Fund's net assets as follows:

Fund	Total ($)	% of Net Assets
Tax-Exempt New York Money Market Fund	102,271,690	70
Investors Pennsylvania Municipal Cash Fund	21,239,659	78
Investors Florida Municipal Cash Fund	39,165,366	67
Investors New Jersey Municipal Cash Fund	40,317,770	60
Investors Michigan Municipal Cash Fund	31,162,721	94

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of
Investors Municipal Cash Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Municipal Cash Fund (comprising the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund) (the "Funds"), as of March 31, 2003, and the related statements of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Investors Municipal Cash Fund at March 31, 2003, and the results of their operations for the year ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
May 20, 2003

Tax Information (Unaudited)

Of the dividends paid from net investment income by each Fund for the taxable year ended March 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of March 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (57) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems).	82
Lewis A. Burnham (70) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (66) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (56) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (52) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (66) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).	82
Shirley D. Peterson (61) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice. Directorships: Bethlehem Steel Corp.; Federal Mogul Corp.; Trustee, Bryn Mawr College.	82
Fred B. Renwick (73) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of business (1965-2001). Directorships: The Wartburg Foundation; The Investment Fund for Foundations; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
William P. Sommers (69) Trustee, 1979-present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm). Directorships: PSI Inc. (satellite engineering and components); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
		82
John G. Weithers (69) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3,4] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003 to present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Steven H. Boyd (32) Vice President, April 2002-present	Vice President, Deutsche Asset Management (1998 to present); prior thereto, analyst for Union Bank of Switzerland and municipal research analyst for ABN AMRO Securities	n/a
Philip J. Collora (57) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[4] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kenneth Murphy[5] (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000); Senior Manager, Prudential Mutual Fund Services (1987-1992)
n/a
Gary R. Pollack (49) Vice President, April 2002-present	Director, Deutsche Asset Management	n/a
Charles A. Rizzo[5] (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000 to present); formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Brenda Lyons[5] (40) Assistant Treasurer, 1998-present	Managing Director, Deutsche Asset Management	n/a
John Millette[5] (40) Secretary, 2001-present	Vice President, Deutsche Asset Management	n/a
Caroline Pearson[5] (40) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Mr. Hale was elected President of the fund on March 19, 2003.
4 Address: One South Street, Baltimore, Maryland
5 Address: Two International Place, Boston, Massachusetts

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Notes

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.